CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Revenue	€ 33,672	€ 40,916	€ 97,863	€ 111,132
Cost of revenue	10,425	21,937	32,952	60,066
Gross profit	23,247	18,979	64,911	51,066
Fulfillment expense	16,623	20,707	49,818	53,512
Sales and advertising expense	6,190	13,775	22,284	40,529
Technology and content expense	6,312	6,984	20,540	19,544
General and administrative expense	22,724	32,660	84,186	105,325
Other operating income	648	713	2,801	1,392
Other operating expense	1	177	154	308
Operating loss	(27,955)	(54,611)	(109,270)	(166,760)
Finance income	1,036	4,390	2,969	4,912
Finance costs, net	4,674	(103)	6,339	1,573
Loss before Income tax	(31,593)	(50,118)	(112,640)	(163,421)
Income tax (benefit)/expense	793	(208)	1,387	53
Loss for the period	(32,386)	(49,910)	(114,027)	(163,474)
Attributable to:
Equity holders of the Company	(32,323)	(49,817)	(113,845)	(163,228)
Non-controlling interests	(63)	(93)	(182)	(246)
Loss for the period	(32,386)	(49,910)	(114,027)	(163,474)
Other comprehensive income/(loss) to be classified to profit or loss in subsequent periods
Exchange differences (gain/loss) on translation of foreign operations - net of tax	18,197	(19,772)	48,049	(30,279)
Other comprehensive income / (loss) on net investment in foreign operations - net of tax	(18,665)	20,525	(49,154)	31,310
Other comprehensive income/(loss)	(468)	753	(1,105)	1,031
Total comprehensive loss for the period	(32,854)	(49,157)	(115,132)	(162,443)
Attributable to:
Equity holders of the Company	(32,794)	(49,064)	(114,950)	(162,197)
Non-controlling interests	(60)	(93)	(182)	(246)
Total comprehensive loss for the period	€ (32,854)	€ (49,157)	€ (115,132)	€ (162,443)
Earnings per share [abstract]
Basic and Diluted, Loss for the period attributable to ordinary equity holders of the parent	€ (0.20)	€ (0.32)	€ (0.72)	€ (1.21)